________________________________________________________________________________


                          BLUE RIDGE TOTAL RETURN FUND

________________________________________________________________________________

                     a series of the Blue Ridge Funds Trust







                               Semi-Annual Report


                        FOR THE PERIOD ENDED MAY 31, 2001



                               INVESTMENT ADVISOR
                         Colonial Asset Management, Inc.
                              359 South Pine Street
                                  P.O. Box 1724
                        Spartanburg, South Carolina 29304


                          BLUE RIDGE TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Blue Ridge Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 49.67%

      Beverages - 2.75%
           PepsiCo, Inc. .................................................................                2,000           $   89,520
           The Coca-Cola Company .........................................................                2,200              104,456
                                                                                                                          ----------
                                                                                                                             193,976
                                                                                                                          ----------
      Brewery - 1.87%
           Anheuser-Busch Companies, Inc. ................................................                3,000              132,000
                                                                                                                          ----------

      Computers - 2.04%
        (a)EMC Corporation ...............................................................                2,000               63,280
           International Business Machines Corporation (IBM) .............................                  500               55,900
        (a)Sun Microsystems, Inc. ........................................................                1,500               24,705
                                                                                                                          ----------
                                                                                                                             143,885
                                                                                                                          ----------
      Computer Software & Services - 4.04%
        (a)AOL Time Warner Inc. ..........................................................                1,200               62,628
        (a)Cisco Systems, Inc. ...........................................................                3,500               67,410
        (a)Microsoft Corporation .........................................................                1,800              124,524
        (a)Oracle Corporation ............................................................                2,000               30,600
                                                                                                                          ----------
                                                                                                                             285,162
                                                                                                                          ----------
      Cosmetics & Personal Care - 2.52%
           Colgate-Palmolive Company .....................................................                2,000              113,280
           The Gillette Company ..........................................................                2,250               65,025
                                                                                                                          ----------
                                                                                                                             178,305
                                                                                                                          ----------
      Electronics - 3.14%
           General Electric Company ......................................................                2,500              122,500
           Hewlett-Packard Company .......................................................                1,500               43,980
           Koninklijke (Royal) Philips Electronics N.V ...................................                2,000               55,400
                                                                                                                          ----------
                                                                                                                             221,880
                                                                                                                          ----------
      Electronics - Semiconductors - 1.96%
           Intel Corporation .............................................................                3,500               94,535
           Motorola, Inc. ................................................................                3,000               44,070
                                                                                                                          ----------
                                                                                                                             138,605
                                                                                                                          ----------
      Entertainment - 1.34%
           The Walt Disney Company .......................................................                3,000               94,860
                                                                                                                          ----------

      Financial - Banks, Money Centers - 5.71%
           Bank of America Corporation ...................................................                2,500              148,125
           Citigroup Inc. ................................................................                3,000              153,750
           Wachovia Corporation ..........................................................                1,500              101,025
                                                                                                                          ----------
                                                                                                                             402,900
                                                                                                                          ----------
      Food - Processing - 0.27%
           Sara Lee Corporation ..........................................................                1,000               18,840
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Food - Wholesale - 1.36%
           Wm. Wrigley Jr. Company .....................................................                 2,000            $   96,060
                                                                                                                          ----------

      Household Products & Housewares - 1.37%
           The Procter & Gamble Company ................................................                 1,500                96,360
                                                                                                                          ----------

      Insurance - Multiline - 1.72%
           American International Group, Inc. ..........................................                 1,500               121,500
                                                                                                                          ----------

      Medical - Hospital Management & Services - 2.04%
           UnitedHealth Group Incorporated .............................................                 2,500               143,875
                                                                                                                          ----------

      Medical - Supplies - 2.06%
           Johnson & Johnson ...........................................................                 1,500               145,425
                                                                                                                          ----------

      Miscellaneous - Manufacturing - 1.34%
           Minnesota Mining and Manufacturing Company (3M) .............................                   800                94,864
                                                                                                                          ----------

      Oil & Gas - Equipment & Services - 1.34%
           Schlumberger Limited ........................................................                 1,500                94,545
                                                                                                                          ----------

      Oil & Gas - International -1.89%
           Exxon Mobil Corporation .....................................................                 1,500               133,125
                                                                                                                          ----------

      Pharmaceuticals - 4.97%
           Bristol-Meyers Squibb Company ...............................................                 2,600               141,024
           Merck & Co., Inc. ...........................................................                 1,700               124,083
           Pfizer Inc. .................................................................                 2,000                85,780
                                                                                                                          ----------
                                                                                                                             350,887
                                                                                                                          ----------
      Retail - Department Stores - 1.47%
           Wal-Mart Stores, Inc. .......................................................                 2,000               103,500
                                                                                                                          ----------

      Retail - Specialty Line - 1.75%
           The Home Depot, Inc. ........................................................                 2,500               123,225
                                                                                                                          ----------

      Transportation - Miscellaneous - 1.26%
           United Parcel Service, Inc. .................................................                 1,500                89,175
                                                                                                                          ----------

      Utilities - Telecommunications - 1.46%
           BellSouth Corporation .......................................................                 2,500               103,075
                                                                                                                          ----------

           Total Common Stocks (Cost $3,503,772) .............................................................             3,506,029
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.00%

      Evergreen Cash Management Fund ..............................................                   317,666             $  317,666
      Evergreen Select Money Market Fund ..........................................                   317,666                317,666
                                                                                                                          ----------

           Total Investment Companies (Cost $635,332) .............................                                          635,332
                                                                                                                          ----------


Total Value of Investments (Cost $4,139,104 (b)) ..................................                     58.67%            $4,141,361
Other Assets Less Liabilities .....................................................                     41.33%             2,917,118
                                                                                                       ------             ----------
      Net Assets ..................................................................                    100.00%            $7,058,479
                                                                                                       ======             ==========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ..........................................................................            $  340,697
           Unrealized depreciation ..........................................................................              (338,440)
                                                                                                                         ----------

                      Net unrealized appreciation ...........................................................            $    2,257
                                                                                                                         ==========




















See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2001
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $4,139,104) .........................................................                 $ 4,141,361
      Cash ............................................................................................                   2,918,754
      Income receivable ...............................................................................                      10,046
      Due from advisor (note 2) .......................................................................                       2,868
                                                                                                                        -----------

           Total assets ...............................................................................                   7,073,029
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      14,194
      Other liabilities ...............................................................................                         356
                                                                                                                        -----------

           Total liabilities ..........................................................................                      14,550
                                                                                                                        -----------

NET ASSETS
      (applicable to 689,954 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 7,058,479
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($7,058,479 / 689,954 shares) ...................................................................                 $     10.23
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 7,858,697
      Undistributed net investment income .............................................................                      50,421
      Accumulated net realized loss on investments ....................................................                    (852,896)
      Net unrealized appreciation on investments ......................................................                       2,257
                                                                                                                        -----------
                                                                                                                        $ 7,058,479
                                                                                                                        ===========


















See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2001
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ......................................................................................                $  79,225
           Dividends .....................................................................................                   37,296
                                                                                                                          ---------

               Total income ..............................................................................                  116,521
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   29,722
           Fund administration fees (note 2) .............................................................                    4,954
           Custody fees ..................................................................................                    1,735
           Registration and filing administration fees (note 2) ..........................................                      860
           Fund accounting fees (note 2) .................................................................                   13,500
           Audit fees ....................................................................................                    5,700
           Legal fees ....................................................................................                    7,027
           Securities pricing fees .......................................................................                    2,472
           Shareholder servicing fees ....................................................................                      396
           Shareholder recordkeeping fees ................................................................                    9,000
           Other accounting fees (note 2) ................................................................                    7,044
           Shareholder servicing expenses ................................................................                    3,141
           Registration and filing expenses ..............................................................                    1,545
           Printing expenses .............................................................................                    3,302
           Trustee fees and meeting expenses .............................................................                    2,992
           Other operating expenses ......................................................................                    2,257
                                                                                                                          ---------

               Total expenses ............................................................................                   95,647
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                   (8,428)
                    Investment advisory fees waived (note 2) .............................................                  (29,722)
                                                                                                                          ---------

               Net expenses ..............................................................................                   57,497
                                                                                                                          ---------

                    Net investment income ................................................................                   59,024
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (522,994)
      Decrease in unrealized appreciation on investments .................................................                     (958)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (523,952)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(464,928)
                                                                                                                          =========




See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended          Year ended
                                                                                                      May 31,           November 30,
                                                                                                     2001 (a)               2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment income .........................................................             $   59,024          $  107,353
         Net realized loss from investment transactions ................................               (522,994)           (289,377)
         Decrease in unrealized appreciation on investments ............................                   (958)           (363,819)
                                                                                                     ----------          ----------

              Net decrease in net assets resulting from operations .....................               (464,928)           (545,843)
                                                                                                     ----------          ----------

     Distributions to shareholders from
         Net investment income .........................................................                (36,588)            (89,243)
                                                                                                     ----------          ----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)               (723,674)          2,567,496
                                                                                                     ----------          ----------

                     Total (decrease) increase in net assets ...........................             (1,225,190)          1,932,410

NET ASSETS

     Beginning of period ...............................................................              8,283,669           6,351,259
                                                                                                     ----------          ----------
     End of period (including undistributed net investment income
                    of $50,421 at 5/31/01 and $27,985 at 11/30/00) .....................             $7,058,479          $8,283,669
                                                                                                     ==========          ==========


(a) Unaudited.
(b) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                      Period ended                            Year ended
                                                                    May 31, 2001 (a)                       November 30, 2000

                                                               Shares              Value               Shares              Value
                                                        ----------------------------------------------------------------------------

Shares sold ............................................         35,478          $  366,354             297,294          $3,546,429

Shares issued for reinvestment of distributions ........          3,332              36,588               7,527              89,243
                                                             ----------          ----------          ----------          ----------

                                                                 38,810             402,942             304,821           3,635,672

Shares redeemed ........................................       (108,365)         (1,126,616)            (90,375)         (1,068,176)
                                                             ----------          ----------          ----------          ----------

     Net (decrease) increase ...........................        (69,555)         $ (723,674)            214,446          $2,567,496
                                                             ==========          ==========          ==========          ==========






See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period ended     Year ended      Year ended     Period ended
                                                                       May 31,      November 30,    November 30,    November 30,
                                                                      2001 (a)          2000            1999          1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............................   $    10.91      $    11.65      $    10.47      $    10.00

      Income (loss) from investment operations
           Net investment income .................................         0.08            0.14            0.05            0.02
           Net realized and unrealized (loss) gain on investments         (0.71)          (0.76)           1.16            0.47
                                                                     ----------      ----------      ----------      ----------

               Total from investment operations ..................        (0.63)          (0.62)           1.21            0.49
                                                                     ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income .................................        (0.05)          (0.12)          (0.03)          (0.02)
                                                                     ----------      ----------      ----------      ----------

Net asset value, end of period ...................................   $    10.23      $    10.91      $    11.65      $    10.47
                                                                     ==========      ==========      ==========      ==========

Total return .....................................................        (5.82)%         (5.36)%         11.58 %          4.86 %
                                                                     ==========      ==========      ==========      ==========

Ratios/supplemental data
      Net assets, end of period ..................................   $7,058,479      $8,283,669      $6,351,259      $1,632,407
                                                                     ==========      ==========      ==========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .........         2.41 %(c)       1.99 %          2.60 %          1.65 %(c)
           After expense reimbursements and waived fees ..........         1.45 %(c)       1.45 %          1.48 %          1.58 %(c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees .........         0.52 %(c)       0.74 %         (0.47)%          0.03 %(c)
           After expense reimbursements and waived fees ..........         1.48 %(c)       1.27 %          0.65 %          0.10 %(c)

      Portfolio turnover rate ....................................         9.85 %         48.89 %         85.51 %        116.16 %

(a) Unaudited.
(b) For the period from December 15, 1997 (commencement of operations) to November 30, 1998.
(c) Annualized.


See accompanying notes to financial statements


                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                  (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Blue Ridge  Total  Return  Fund (the  "Fund") , an  open-ended investment company, is a diversified series of shares of beneficial interest of the Blue Ridge Funds Trust (the "Trust"). The Trust was organized on September 30, 1997 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek total return from a combination of capital appreciation and current income. The Fund began operations on December 15, 1997. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Colonial Assets Management, Inc. (the "Manager") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Manager receives a fee at the annual rate of 0.750% of the Fund's average daily net assets up to and including $20 million, 0.625% of the Fund's average daily net assets on the next $30 million, and 0.500% of the Fund's average daily net assets over $50 million. The Manager currently intends to voluntarily waive a portion of its fee and to reimburse the Fund for expenses as necessary to limit total Fund operating expenses to 1.45% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers will continue. The Manager has voluntarily waived a portion of its fee amounting to $29,722 ($0.04 per share) for the period ended May 31, 2001.

              The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% on the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of
              Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Capital Investment Group, Inc. (the "Distributor"), serves as the Fund's principal underwriter and distributor. The Distributor may sell Fund shares to or through qualified securities dealers or others. With respect to the Class NL shares, the Distributor receives no compensation from the Fund. Certain Trustees and officers of the Trust are also officers of the Manager, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $711,905 and $4,899,966, respectively, for the period ended May 31, 2001.


                                                                     (Continued)

                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                   (Unaudited)


NOTE 4 - LIQUIDATION OF THE FUND

              On  May  21,  2001,   The  Board  of  Trustees  of  the  Fund,  in
              consultation with the Fund's investment Manager, voted to discontinue the operations of the Fund, effective June 15, 2001. Shareholders of record on that date received proceeds of the liquidation calculated by the net asset value on June 15, 2001, which was $10.12.

________________________________________________________________________________


                          BLUE RIDGE TOTAL RETURN FUND

________________________________________________________________________________

                     a series of the Blue Ridge Funds Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.